BUSINESS ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Business Organization

CohBar, Inc. (“CohBar” or the “Company”) is a leader in the research and development of mitochondria-based therapeutics (MBTs), an emerging class of drugs for the treatment of diseases associated with aging. MBTs originate from the discovery by the Company’s founders of a novel group of peptides within the genome of mitochondria, the powerhouses of the cell. The Company’s ongoing development of these mitochondrial-derived peptides (MDPs) into MBTs offers the potential to address a broad range of diseases such as type 2 diabetes, cancer, atherosclerosis and neurodegenerative disorders.

The Company’s primary activities since inception have been the development and implementation of its business plans, negotiating inbound intellectual property licenses and other agreements, raising capital and conducting research on its MDPs. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future.

The unaudited interim condensed financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). They do not include all information and footnotes required by GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended December 31, 2014, included in the Company’s Annual Report on Form 10-K, filed with the SEC (the “2014 Form 10-K”). These condensed financial statement should be read in conjunction with the audited financial statements and related disclosures of the Company as of December 31, 2014 and for the year then ended, which are included elsewhere in this document. In the opinion of management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three month period ended March 31, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015, or any other period.

Note 1 - Business Organization and Nature of Operations

CohBar, Inc. (“CohBar” or the “Company”) is a leader in the research and development of mitochondria-based therapeutics (MBTs), an emerging class of drugs for the treatment of diseases associated with aging. MBTs originate from the discovery by the Company’s founders of a novel group of peptides within the genome of mitochondria, the powerhouses of the cell. The Company’s ongoing development of these mitochondrial-derived peptides (MDPs) into MBTs offers the potential to address a broad range of diseases such as type 2 diabetes, cancer, atherosclerosis and neurodegenerative disorders.

The Company’s primary activities since inception have been the development and implementation of its business plans, negotiating inbound intellectual property licenses and other agreements, raising capital and conducting research on its MDPs. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future.

CohBar was founded in October 2007 as a limited liability company. In September 2009, the Company converted from a limited liability company into CohBar, Inc., a Delaware corporation. To date, the Company has funded its business with the proceeds of private placements of equity and debt securities.

In April 2014, the Company effected a 3.6437695-for-1 stock split of its issued and outstanding shares of common stock. All references in these financial statements to the number of shares, options and other common stock equivalents, price per share and weighted-average number of shares outstanding of common stock have been adjusted to retroactively reflect the effect of the stock split.